CONTINGENCIES	6 Months Ended
Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
CONTINGENCIES	CONTINGENCIES
ArcelorMittal may be involved in litigation, arbitration or other legal proceedings. Provisions related to legal and arbitral proceedings are recorded in accordance with the principles described in note 9 to the consolidated financial statements for the year ended December 31, 2021.
Most of these claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probabilities of loss and an estimate of damages are difficult to ascertain. Consequently, for a large number of these claims, the Company is unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, the Company has disclosed information with respect to the nature of the contingency. The Company has not accrued a provision for the potential outcome of these cases.
In cases in which quantifiable fines and penalties have been assessed or the Company has otherwise been able to reliably estimate the amount of probable loss, the Company has indicated the amount of such fine or penalty or the amount of provision accrued.
In a limited number of ongoing cases, the Company is able to make a reliable estimate of the expected loss or range of possible loss and has accrued a provision for such loss, but believes that publication of this information on a case-by-case basis would seriously prejudice the Company’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency, but has not disclosed the estimate of the range of potential loss nor the amount recorded as a loss.
These assessments can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. These assessments are based on estimates and assumptions that have been deemed reliable by management. The Company believes that the aggregate provisions recorded for the above matters are adequate based upon currently available information. However, given the inherent uncertainties related to these cases and in estimating contingent liabilities, the Company could, in the future, incur judgments that could have a material effect on its results of operations in any particular period. The Company considers it highly unlikely, however, that any such judgments could have a material adverse effect on its liquidity or financial condition.
The matters discussed below constitute the most significant developments since publication of the disclosures concerning legal proceedings in note 9.3 to the Company's consolidated financial statements for the year ended December 31, 2021.
Tax claims
Brazil
In the period from 2014 to 2018, ArcelorMittal Brasil received six tax assessments from the Federal Revenue Service in the amount of 38 disputing its use of credits for PIS and COFINS social security taxes in 2010, 2011 and 2013. The dispute relates to the concept of production inputs in the context of these taxes. In the first case, the administrative tribunal of the first instance found partially in favor of ArcelorMittal Brasil. The decision was upheld in the administrative tribunal of the second instance and ArcelorMittal Brasil filed an appeal to the administrative tribunal of the third instance which ruled partially in favor of ArcelorMittal Brasil in May 2019. In January 2020, the case was sent back to the Federal Revenue to verify the extent of the administrative tribunal of the third instance’s decision in order to proceed with the write-off of amounts due. In August 2020, the tax assessment was reduced by 4, reflecting the partially favorable decision. In January 2022, ArcelorMittal Brasil filed a lawsuit to dispute the remaining amount of 13, which is pending trial at first instance. In the second case, the administrative tribunal of the first instance found partially in favor of ArcelorMittal Brasil in December 2016 and an appeal has been filed to the administrative tribunal of the second instance. In the third case, the administrative tribunal of the first instance upheld the tax assessment in March 2017, and ArcelorMittal Brasil appealed to the administrative tribunal of the second instance. In the fourth and fifth cases, ArcelorMittal Brasil has filed its defenses to the administrative tribunal of the first instance. In November 2020, a partially favorable decision was issued in the fifth case and an appeal was presented. In the fourth case, in March 2021, a partially favorable decision was issued and an appeal has been filed to the second administrative instance. In the sixth case, the administrative tribunal of the first instance upheld the tax assessment in April 2017, and ArcelorMittal Brasil appealed to the administrative tribunal of the second instance. In March 2018, the Superior Court decided a leading case, not involving ArcelorMittal Brasil, that established that the restrictive concept of inputs adopted by the tax authorities is illegal and that credits over inputs must be accepted on the basis of the criteria of essentially or relevance towards the production process of each taxpayer. In September 2018, the Federal Union published an internal orientation for its attorneys, expressing a restrictive view of the Superior Court's decision and determining that each individual case would be analyzed in order to decide whether the items are essential or not. However, this federal orientation has not been followed in unrelated cases, and therefore ArcelorMittal Brasil's cases may be submitted for review by the Federal Union Attorney's office before further decisions are taken or may be taken to trial without such review. In June 2021, the Supreme Court decided a leading case, not involving ArcelorMittal Brasil, ensuring the taxpayers’ right to register the PIS/COFINS credits over scrap acquisition. This binding precedent is important because it strengthens ArcelorMittal’s defenses in the six cases in which part of the contingency is related to scrap acquisition. ArcelorMittal Brasil also filed in February 2011 a claimant individual lawsuit on the PIS/COFINS credits over scrap acquisition matter, in which a favorable and unappealable decision was issued in May 2022. Accordingly and as a result of this legal clarification, ArcelorMittal recorded PIS/COFINs tax credits in operating income in the amount of 240 with respect to prior periods.
Ukraine
In August 2021, ArcelorMittal Kryvyi Rih commenced court proceedings to dispute the assessment by Ukrainian tax authorities of a subsoil usage rent/tax (in the amount of approximately 96) on production activities by ArcelorMittal Kryvyi Rih for the period from January 2015 to March 2019. In November 2021, the court found that the tax notice decision was illegal and cancelled it. The Ukrainian tax authorities and the Prosecutor’s office appealed this decision. Subsequently, (a) on November 17, 2021, the Prosecutor General’s office and the Security Service of Ukraine notified the Chief Financial Officer of ArcelorMittal Kryvyi Rih that he had been placed under an investigation on suspicion of alleged tax evasion and official forgery, and (b) on January 4, 2022 the Prosecutor General’s office, acting pursuant to a ruling of the Shevchenkivsky District Court of Kyiv dated November 30, 2021 blocked the accounts of ArcelorMittal Kryvyi Rih with three banks in Ukraine. ArcelorMittal Kryvyi Rih promptly appealed the blocking of these accounts and the restrictions on two of the three accounts were by court order partially lifted to allow the payment of wages, taxes and other mandatory payments. In March 2022, the Prosecutor General closed the criminal proceedings and as a result the remaining restrictions were lifted. In June 2022, the Court of Appeal decided that the tax notice decision was illegal and confirmed its cancellation. In July 2022, the tax authorities filed a cassation appeal to the Supreme Court.
Other Legal claims
In April 2017, a shareholder in Siderúrgica Três Lagoas (“SITREL”) (of which ArcelorMittal Brasil is the other shareholder), commenced an arbitration against Votorantim Siderurgia S.A. (which subsequently merged into ArcelorMittal Brasil) and SITREL with the Center for Arbitration and Mediation of the Chamber of Commerce Brazil-Canada (CAM-CCBC). The dispute concerns a provision in SITREL’s joint venture agreement relating to the formula used to determine the selling price for steel billets supplied by ArcelorMittal Brasil to SITREL from January 2013 onwards. The shareholder has alleged that the steel billets were overpriced and is seeking compensation for overpaid amounts on both a retrospective and prospective basis, with the initial amount claimed totaling 32. In October 2021, the CAM-CCBC decided against ArcelorMittal Brasil. In
November 2021, ArcelorMittal Brasil filed a motion for clarification and disqualification request to the CAM-CCBC in relation to a conflict of interest concerning the other party's appointed arbitrator. The CAM-CBCC issued a stay on the clarification request, pending resolution on the disqualification challenge. In December 2021, an Independent Arbitrators Committee was formed to decide on the disqualification claim, which it rejected in March 2022. In April 2022, a final arbitral award was issued, which has been satisfied by ArcelorMittal Brasil. Given ArcelorMittal Brasil’s ownership interest in SITREL, the financial impact for ArcelorMittal is a net loss after tax of approximately 126 (67 net of partial recovery through dividend payment from SITREL).